Related Party Transactions	12 Months Ended
Dec. 31, 2018
Disclosure of related party [Abstract]
Related Party Transactions
Related Party Transactions

Compensation of Key Management Personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling our activities as a whole. We have determined that key management personnel consists of the members of the Board of Directors along with certain officers of the Company.

	2018 $	2017 $	2016 $
Short-term employee compensation and benefits	2,680,621	2,596,082	2,753,553
Termination benefits	—	779,666	1,330,828
Share-based payments	1,067,195	459,298	372,008
	3,747,816	3,835,046	4,456,389

Assumption Agreement
In November 2017, with the signing of the Licensing Agreement with upfront license fees (see Note 10), the Company triggered a liability of US$178,125 to an officer as detailed in the Assumption Agreement (see Note 12). As at December 31, 2018, the liability was nil (December 31, 2017 - US$178,125 was included in accounts payable and accrued liabilities).